Equity Capital Structure, Issuance of common Stock in Connection with Class A Warrants and July 2020 Equity Offering Warrants (Details) - Class A Warrants [Member] $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($) shares
June 2020 quity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares) | shares	5,546,705
Net proceeds from issuance of common stock and warrants | $	$ 39.4
July 2020 Equity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares) | shares	5,707,135
Net proceeds from issuance of common stock and warrants | $	$ 39.4